Convertible unsecured senior notes - General (Details) - 2024 Convertible Senior Notes $ / shares in Units, ¥ in Millions	1 Months Ended	12 Months Ended
	May 31, 2024 USD ($) shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2025 CNY (¥)
Debt Instrument [Line Items]
Principal amount | $	$ 5,000,000,000
Debt Instrument, interest rate terms		The 2024 Convertible Senior Notes are senior unsecured obligations, and interest at an annual rate of 0.5% is payable in arrears semiannually.	The 2024 Convertible Senior Notes are senior unsecured obligations, and interest at an annual rate of 0.5% is payable in arrears semiannually.
Interest rate	0.50%
Debt conversion, shares | shares	9.5202	9.7271	9.7271
Debt conversion, principal amount | $	$ 1,000	$ 1,000
Convertible senior notes outstanding rate for redemption rights		10.00%		10.00%
Percentage of ADS price threshold for convertible bonds redemption		130.00%	130.00%
Unamortized debt discounts and debt issuance costs		$ 58,000,000		¥ 424
Fair value		$ 7,151,000,000		¥ 51,854
Effective interest rate		0.08%		0.08%
Interest expense		$ 33,000,000	¥ 235
Interest charged		21,000,000	152
Amortization of the debt discounts and debt issuance costs		12,000,000	¥ 83
Purchase of capped call transactions		$ 638,000,000		¥ 4,612
Debt instrument, capped call transactions, initial cap price (in dollars per share) | $ / shares		$ 161.6
Maximum
Debt Instrument [Line Items]
Debt conversion, shares | shares	12.3762	12.6452	12.6452